BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2013
BORROWINGS
Schedule of borrowings

Borrowings consist of the following at December 31 (dollars in thousands):

	2013	2012

Federal Home Loan Bank fixed rate advances at December 31, 2013 with a weighted average rate of 1.82% maturing in 2014, 2016 and 2018	$35,000	$35,000
Line of Credit	2,000	—
USDA Rural Development, fixed-rate note payable, maturing August 24, 2024 interest payable at 1%	852	925

	$37,852	$35,925

Schedule of maturities and principal payments of borrowings outstanding

Maturities and principal payments of borrowings outstanding at December 31, 2013 are as follows (dollars in thousands):

2014	$12,074
2015	74
2016	15,075
2017	76
2018	10,077
Thereafter	476

Total	$37,852